Results related to derecognition of financial liabilities	9 Months Ended
Sep. 30, 2022
Results related to derecognition of financial liabilities
Results related to derecognition of financial liabilities

17. Results related to derecognition of financial liabilities

	Nine month period
	ended September 30,
	2022	2021
	€ 1,000	€ 1,000

Gain on waiver of Amylon convertible loans	1,144	—
Loss on extinguishment of Pontifax and Kreos convertible loans	(4,016)	—
	(2,872)	—